UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23318

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Jeremy Goff
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.tortoiseadvisors.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-855-TCA-FUND (855-822-3863) or by sending an e-mail request to info@tortoiseadvisors.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-855-822-3863 or send an email request to info@tortoiseadvisors.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.
2019 Semi-Annual Report

Table of Contents

Letter to Investors	3

Expense Example	5

Financial Statements	6

Notes to Financial Statements	15

Additional Information	19

Investments by asset type as of 3/31/2019	Sector allocation as of 3/31/2019

2	Tortoise

2019 Semi-Annual Report | March 31, 2019

Dear investor,

Thank you for your investment in the Tortoise Tax-Advantaged Social Infrastructure Fund. We are excited to share how Tortoise’s social infrastructure platform is making an impact in communities across the country and to provide an update on the fund and our outlook for the sector.

Fund update

During the first half of the fiscal year, the Tortoise Tax-Advantaged Social Infrastructure Fund differentiated itself from the broad market as income served as the predominant source of return. The funding of additional direct originations boosted the income component of return. The fund returned 2.52% during the period, with income generating 2.41%. Returns remained relatively uninfluenced by the direction of U.S. Treasury yields as the low duration of the fund led to minimal interest rate sensitivity.

Portfolio outlook

Our outlook on social infrastructure remains positive, as does our outlook for each segment. Some of the trends that we have been tracking are playing out in the investment pipeline and the opportunity set continues to grow.

Although some senior living markets are “cooling” construction activity, some metro area markets still have heightened activity. For example, Atlanta had the highest level of construction as a percent of its inventory for 4Q 2018 and Sacramento remained at its record high level of construction. We have noted the importance of location when choosing senior living facilities in which to invest and that will remain a critical part of our due diligence process. We will continue to follow trends, like allowing seniors to retire near their homes and the need for affordable housing with fixed income budgets.

Despite nationally covered stories of teacher strikes in major urban school districts, the environment for charter schools has improved in several states. In Florida and Tennessee, proposed legislation encourages the growth of charter schools, and in Alabama, recent court victories have allowed charter schools to open in major urban school districts. We find these developments reassuring and plan to continue our focus on charter school friendly states.

In the area of project finance and energy efficiency, strong demand continues for all types of reduced-carbon and zero-carbon projects, including landfill biogas, digester and biomass projects. The demand drivers appear to be multi-faceted including subsidies for new biomass thermal energy projects, new legislation to encourage more renewable or sustainable sources of energy, natural gas mandates for utilities and exportation of biomass, primarily wood pellets, with reduced emphasis on coal and nuclear globally. We believe all of these trends bode well for continued project development and financing needs.

Platform update

The broader social infrastructure platform has invested in 37 facilities (46 primary transactions) for a total of $168 million, with an average deal size of $4.5 million per facility.

As the platform continues to grow, it has continued to add talent to the team. Vesta Marks, Director – Social Infrastructure Portfolio Management, came on board to assist in the management of portfolio construction across the platform. He brings a wealth of fixed income and structured products portfolio management experience. We also added a Chicago-based originator in late January. Tiny McLaughlin is a deal originator and structurer focusing on the education sector. He has a rich history of serving the charter school community since 2001 as a school leader, investment banker and board director. Chase Barnes also joined the team as a credit analyst. He has previous experience supporting the quantitative structuring and analysis of more than $1 billion of tax-exempt and taxable financings.

We believe this deep, specialized team gives the platform the bandwidth and expertise to make an impact in communities across the country.

Sincerely,

The Tortoise Social Infrastructure Team

It is not possible to invest directly in an index.

Performance data quoted represent past performance; past performance does not guarantee future results. Like any other stock, total return and market value will fluctuate so that an investment, when sold, may be worth more or less than its original cost.

(unaudited)

Tortoise	3

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.

Investing involves risks. Principal loss is possible. The fund is suitable only for investors who can bear the risks associated with the limited liquidity of the fund and should be viewed as a long-term investment. The fund will ordinarily accrue and pay distributions from its net investment income, if any, once a quarter; however, the amount of distributions that the fund may pay, if any, is uncertain. There currently is no secondary market for the fund’s shares and the advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the fund’s quarterly Repurchase Offers for no less than 5% of the fund’s shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The fund invests in municipal-related securities. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Changes related to taxation, legislation or the rights of municipal security holders can significantly affect municipal bonds. Because the fund concentrates its investments in municipal-related securities the fund may be subject to increased volatility. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks. Depending on the characteristics of the particular derivative, it could become illiquid. The fund may utilize leverage, which is a speculative technique that may adversely affect common shareholders if the return on investments acquired with borrowed fund or other leverage proceeds do not exceed the cost of the leverage, causing the fund to lose money.

Correlation is a statistical measure of how two securities move in relation to each other. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration. Amortization is the paying off of debt with a fixed repayment schedule in regular installments over a period of time. The municipal investments in the portfolio may be tax-exempt at the federal level, but taxes may still be applicable at the state and/or local level.

Diversification does not assure a profit nor protect against loss in a declining market.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Nothing contained on this communication constitutes tax, legal or investment advice. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation.

This report reflects our views and opinions as of the date herein, which are subject to change at any time based on market and other conditions. We disclaim any responsibility to update these views. The views should not be relied on as investment advice or an indication of trading intent on behalf of the portfolio.

(unaudited)

4	Tortoise

2019 Semi-Annual Report | March 31, 2019

Expense Example

As a shareholder of the Tortoise Tax-Advantaged Social Infrastructure Fund, Inc. (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, service fees on marketplace loans and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2018 and held through the period ended March 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending		Expenses
	Account Value	Account Value		Paid
	October 1,	March 31,	Expense	During
	2018	2019	Ratio(a)	Period(b)
Actual	$1,000.00	$1,025.20	1.50%	$7.57
Hypothetical
(5% return	$1,000.00	$1,017.45	1.50%	$7.54
before expenses)

(a)	Annualized, based on the Fund’s most recent fiscal period expenses.
(b)	Expenses are equal to the Fund’s annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (365), then divided by 365.

(unaudited)

Tortoise	5

Schedule of Investments (unaudited)
March 31, 2019

	Principal	Fair
	Amount	Value
Municipal Bonds — 55.5%(1)

Alabama — 0.4%(1)
Auburn University
5.000%, 06/01/2024	$650,000	$675,045
Arizona — 7.8%(1)
Arizona Industrial Development Authority
(Obligor: Windsong Senior Living)
12.000%, 12/01/2023(2)	5,480,000	5,507,838
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
6.400%, 02/01/2026(2)	5,590,000	5,597,714
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
9.650%, 02/01/2026(2)	800,000	801,024
		11,906,576
Connecticut — 0.4%(1)
Connecticut State Health & Educational Facilities Authority
(Obligor: Yale University)
5.000%, 07/01/2027	500,000	624,010
Florida — 11.7%(1)
Capital Trust Agency Inc.
(Obligor: Championship Charter School I — Series A)
8.250%, 11/15/2025(2)	8,425,000	8,547,584
Capital Trust Agency Inc.
(Obligor: Championship Charter School I — Series B)
8.500%, 11/15/2025(2)	485,000	490,708
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction
West Broward — Series 2018 A)
8.250%, 11/15/2025(2)	8,250,000	8,370,037
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction
West Broward — Series 2018 B)
8.500%, 11/15/2025(2)	550,000	554,367
		17,962,696
Massachusetts — 0.2%(1)
Massachusetts Development Finance Agency
(Obligor: President & Fellows of Harvard College)
5.000%, 10/15/2040	340,000	358,214
New Jersey — 0.9%(1)
New Jersey Educational Facilities Authority
(Obligor: Princeton University)
5.000%, 07/01/2021	600,000	647,232
New Jersey Health Care Facilities Financing Authority
(Obligor: The University of Pennsylvania Health System
Obligated Group)
5.000%, 07/01/2023	635,000	721,220
		1,368,452
New York — 0.3%(1)
New York State Dormitory Authority
(Obligor: State University of New York)
5.000%, 07/01/2031	445,000	476,039
Oklahoma — 0.4%(1)
Oklahoma Development Finance Authority
(Obligor: INTEGRIS Health Obligated Group)
5.000%, 08/15/2022	625,000	690,494
Pennsylvania — 0.7%(1)
West Shore Area Authority
(Obligor: Holy Spirit Hospital of the
Sisters of Christian Charity/PA)
5.625%, 01/01/2032	1,000,000	1,096,730
Tennessee — 0.5%(1)
Metropolitan Government Nashville &
Davidson County Health & Educational Facilities Board
(Obligor: Vanderbilt University)
5.000%, 10/01/2028	650,000	719,641
Texas — 3.3%(1)
New Hope Cultural Education Facilities Finance Corp
(Obligor: Bridgemoor)
10.000%, 12/01/2053(2)	5,000,000	5,023,500
Virginia — 0.2%(1)
Fairfax County Industrial Development Authority
(Obligor: Inova Health System Obligated Group)
4.000%, 05/15/2022	280,000	300,311
Wisconsin — 28.7%(1)
Public Finance Authority
(Obligor: Roseville Senior Living)
12.000%, 03/01/2026(2)	6,255,000	6,291,592
Public Finance Authority
(Obligor: Alleghany House — Series A)
12.500%, 01/01/2029(2)	1,210,000	1,205,293
Public Finance Authority
(Obligor: Alleghany House — Series B)
12.500%, 01/01/2029(2)	45,000	44,825
Public Finance Authority
(Obligor: Brookside Glen — Series A)
9.500%, 10/01/2028(2)	4,200,000	4,214,112

See accompanying Notes to Financial Statements.

6	Tortoise

2019 Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited) (continued)
March 31, 2019

	Principal	Fair
	Amount	Value
Wisconsin (continued)
Public Finance Authority
(Obligor: Brookside Glen — Series B)
12.500%, 10/01/2028(2)	$95,000	$94,630
Public Finance Authority
(Obligor: Gardens of Montgomery — Series A)
0.000%, 01/01/2029(2)(3)	1,610,000	1,530,852
Public Finance Authority
(Obligor: Gardens of Montgomery — Series B)
0.000%, 01/01/2029(2)(3)	29,000	27,574
Public Finance Authority
(Obligor: Gardens of Rome — Series C)
10.000%, 01/01/2024	1,630,000	1,631,157
Public Finance Authority
(Obligor: Gardens of Rome — Series D)
10.000%, 01/01/2024	70,000	70,050
Public Finance Authority
(Obligor: Gardens of Savannah — Series C)
10.000%, 01/01/2024(2)	1,065,000	1,065,756
Public Finance Authority
(Obligor: Gardens of Savannah — Series D)
10.000%, 01/01/2024	80,000	80,057
Public Finance Authority
(Obligor: Gardens of Social Circle — Series C)
10.000%, 01/01/2024(2)	2,030,000	2,031,441
Public Finance Authority
(Obligor: Gardens of Social Circle — Series D)
10.000%, 01/01/2024(2)	65,000	65,089
Public Finance Authority
(Obligor: Gardens of Waterford — Series C)
10.000%, 01/01/2024(2)	1,185,000	1,185,841
Public Finance Authority
(Obligor: Gardens of Waterford — Series D)
10.000%, 01/01/2024(2)	75,000	75,053
Public Finance Authority
(Obligor: Greenville — Series A)
9.500%, 10/01/2028(2)	4,600,000	4,614,490
Public Finance Authority
(Obligor: Greenville — Series B)
12.500%, 10/01/2028(2)	90,000	89,650
Public Finance Authority
(Obligor: Hertford House — Series B)
12.500%, 01/01/2022	55,000	54,751
Public Finance Authority
(Obligor: Lake Lure — Series A)
12.500%, 01/01/2029	2,260,000	2,251,209
Public Finance Authority
(Obligor: Lake Lure — Series B)
12.500%, 01/01/2029	55,000	54,786
Public Finance Authority
(Obligor: Lakeview Village — Series B)
12.500%, 01/01/2022	50,000	49,774
Public Finance Authority
(Obligor: Landings of Columbus — Series C)
10.000%, 01/01/2024	1,055,000	1,056,445
Public Finance Authority
(Obligor: Landings of Columbus — Series D)
10.000%, 01/01/2024(2)	80,000	80,057
Public Finance Authority
(Obligor: Landings of Gainsville — Series C)
10.000%, 01/01/2024	1,020,000	1,020,724
Public Finance Authority
(Obligor: Landings of Gainsville — Series D)
10.000%, 01/01/2024(2)	80,000	80,056
Public Finance Authority
(Obligor: Landings of Douglas — Series C)
10.000%, 01/01/2024(2)	1,255,000	1,255,891
Public Finance Authority
(Obligor: Landings of Douglas — Series D)
10.000%, 01/01/2024(2)	75,000	75,053
Public Finance Authority
(Obligor: Landings of Montgomery — Series C)
10.000%, 01/01/2029(2)	1,955,000	1,957,561
Public Finance Authority
(Obligor: Landings of Montgomery — Series D)
10.000%, 01/01/2029(2)	65,000	65,084
Public Finance Authority
(Obligor: Reidsville House — Series A)
12.500%, 01/01/2029	1,860,000	1,852,765
Public Finance Authority
(Obligor: Reidsville House — Series B)
12.500%, 01/01/2029(2)	55,000	54,786
Public Finance Authority
(Obligor: Senters Memory Care — Series A)
8.500%, 01/01/2029(2)	4,040,000	3,316,800
Public Finance Authority
(Obligor: Senters Memory Care — Series B)
8.500%, 01/01/2029(2)	105,000	86,363
Public Finance Authority
(Obligor: Windsor House — Series A)
9.500%, 10/01/2028(2)	6,335,000	6,354,955
Public Finance Authority
(Obligor: Windsor House — Series B)
12.500%, 10/01/2028(2)	60,000	59,767
		44,044,289
Total Municipal Bonds
(Cost $84,779,492)		85,245,997

See accompanying Notes to Financial Statements.

Tortoise	7

Schedule of Investments (unaudited) (continued)
March 31, 2019

	Principal	Fair
	Amount	Value
Short Term Investments — 35.7%(1)

California — 2.1%(1)
California Health Facilities Financing Authority
(Obligor: Kaiser Credit Group)
Weekly VRDN and Put,
1.380%, 06/01/2041(4)	$1,100,000	$1,100,000
California Educational Facilities Authority
(Obligor: California Institute of Technology)
Weekly VRDN and Put,
1.290%, 10/01/2036(4)	700,000	700,000
California Health Facilities Financing Authority
(Obligor: Stanford Health Care Obligated Group)
Weekly VRDN and Put,
1.330%, 11/15/2045(4)	775,000	775,000
California Statewide Communities Development Authority
(Obligor: Kaiser Credit Group)
Weekly VRDN and Put,
1.370%, 04/01/2046(4)	670,000	670,000
		3,245,000
Colorado — 0.1%(1)
Colorado Health Facilities Authority
(Obligor: Sisters of Charity of Leavenworth Health System Inc)
Weekly VRDN and Put,
1.490%, 12/01/2045(4)	200,000	200,000
Connecticut — 1.9%(1)
Connecticut State Health & Educational
Facilities Authority
(Obligor: The Hotchkiss School)
Weekly VRDN and Put,
1.450%, 07/01/2030(4)	600,000	600,000
Connecticut State Health & Educational Facilities Authority
(Obligor: Yale—New Haven Health Obligated Group)
Weekly VRDN and Put,
1.560%, 07/01/2025(4)	470,000	470,000
Connecticut State Health & Educational Facilities Authority
(Obligor: Yale—New Haven Health Obligated Group)
Weekly VRDN and Put,
1.500%, 07/01/2048(4)	1,845,000	1,845,000
		2,915,000
Florida — 0.1%(1)
Florida Department of Environmental Protection
Weekly VRDN and Put,
1.510%, 07/01/2027(4)	200,000	200,000
Georgia — 0.6%(1)
DeKalb Private Hospital Authority
(Obligor: Children's Healthcare of Atlanta Obligated Group)
Weekly VRDN and Put,
1.490%, 07/01/2042(4)	500,000	500,000
Private Colleges & Universities Authority
(Obligor: Emory University)
Weekly VRDN and Put,
1.470%, 09/01/2035(4)	200,000	200,000
Private Colleges & Universities Authority
(Obligor: Emory University)
Weekly VRDN and Put,
1.580%, 09/01/2036(4)	200,000	200,000
		900,000
Illinois — 4.4%(1)
Illinois Finance Authority
(Obligor: Advocate Health Care Network Obligated Group)
Weekly VRDN and Put,
1.600%, 11/01/2038(4)	600,000	600,000
Illinois Finance Authority
(Obligor: Advocate Health Care Network Obligated Group)
Weekly VRDN and Put,
1.500%, 11/01/2038(4)	1,050,000	1,050,000
Illinois Finance Authority
(Obligor: The University of Chicago)
Weekly VRDN and Put,
1.470%, 07/01/2038(4)	3,442,000	3,442,000
Illinois Health Facilities Authority
(Obligor: NorthShore University HealthSystem)
Weekly VRDN and Put,
1.590%, 08/15/2035(4)	1,500,000	1,500,000
University of Illinois
Weekly VRDN and Put,
1.500%, 10/01/2026(4)	100,000	100,000
		6,692,000
Indiana — 1.1%(1)
Indiana Finance Authority
(Obligor: Ascension Health Credit Group)
Weekly VRDN and Put,
1.520%, 11/15/2036(4)	1,750,000	1,750,000
Louisiana — 0.1%(1)
Louisiana Public Facilities Authority
(Obligor: CHRISTUS Health Obligated Group)
Weekly VRDN and Put,
1.480%, 07/01/2047(4)	130,000	130,000

See accompanying Notes to Financial Statements.

8	Tortoise

2019 Semi-Annual Report | March 31, 2019

Schedule of Investments (unaudited) (continued)
March 31, 2019

	Principal	Fair
	Amount	Value
Maryland — 2.2%(1)
Maryland Economic Development Corp
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put,
1.490%, 02/15/2043(4)	$500,000	$500,000
Maryland Health & Higher Educational Facilities Authority
(Obligor: MedStar Good Samaritan Hospital)
Weekly VRDN and Put,
1.480%, 04/01/2035(4)	600,000	600,000
Maryland Health & Higher Educational Facilities Authority
(Obligor: Johns Hopkins University)
Weekly VRDN and Put,
1.460%, 07/01/2036(4)	2,320,000	2,320,000
		3,420,000
Massachusetts — 3.1%(1)
Massachusetts Health & Educational Facilities Authority
(Obligor: President & Fellows of Harvard College)
Weekly VRDN and Put,
1.430%, 07/01/2035(4)	1,700,000	1,700,000
Massachusetts Health & Educational Facilities Authority
(Obligor: Massachusetts Institute of Technology)
Weekly VRDN and Put,
1.430%, 07/01/2031(4)	3,000,000	3,000,000
		4,700,000
Michigan — 0.3%(1)
Kent Hospital Finance Authority
(Obligor: Spectrum Health System Obligated Group)
Weekly VRDN and Put,
1.510%, 01/15/2047(4)	400,000	400,000
Minnesota — 2.0%(1)
City of Minneapolis/St Paul Minnesota Housing
& Redevelopment Authority
(Obligor: Allina Health Obligated Group)
Weekly VRDN and Put,
1.500%, 11/15/2034(4)	1,750,000	1,750,000
City of Rochester Minnesota
(Obligor: Mayo Clinic)
Weekly VRDN and Put,
1.530%, 11/15/2047(4)	1,250,000	1,250,000
		3,000,000
Mississippi — 0.2%(1)
Mississippi Hospital Equipment & Facilities Authority
(Obligor: North Mississippi Medical Center Obligated Group)
Weekly VRDN and Put,
1.480%, 05/15/2033(4)	300,000	300,000
North Carolina — 2.3%(1)
North Carolina Educational Facilities Finance Agency
(Obligor: Duke University)
Weekly VRDN and Put,
1.400%, 12/01/2021(4)	830,000	830,000
North Carolina Medical Care Commission
(Obligor: FirstHealth of the Carolinas Inc)
Weekly VRDN and Put,
1.490%, 10/01/2028(4)	970,000	970,000
North Carolina Medical Care Commission
(Obligor: Moses H Cone Memorial Hospital Obligated Group)
Weekly VRDN and Put,
1.460%, 10/01/2035(4)	1,600,000	1,600,000
University of North Carolina at Chapel Hill
(Obligor: University of North Carolina at Chapel Hill)
Weekly VRDN and Put,
1.470%, 02/01/2029(4)	200,000	200,000
		3,600,000
New York — 0.2%(1)
New York City Housing Development Corp
Weekly VRDN and Put,
1.480%, 04/15/2035(4)	200,000	200,000
Syracuse Industrial Development Agency
(Obligor: Syracuse University)
Weekly VRDN and Put,
1.450%, 12/01/2035(4)	100,000	100,000
		300,000
Ohio — 1.9%(1)
County of Franklin OH
(Obligor: OhioHealth Obligated Group)
Weekly VRDN and Put,
1.470%, 11/15/2033(4)	1,750,000	1,750,000
The Ohio State University
Weekly VRDN and Put,
1.470%, 12/01/2031(4)	100,000	100,000
The Ohio State University
Weekly VRDN and Put,
1.400%, 12/01/2027(4)	1,100,000	1,100,000
		2,950,000
Rhode Island — 0.2%(1)
Rhode Island Health & Educational Building Corp
(Obligor: Brown University in Providence in the State
of Rhode Island & Providence Planta)
Weekly VRDN and Put,
1.500%, 05/01/2035(4)	290,000	290,000

See accompanying Notes to Financial Statements.

Tortoise	9

Schedule of Investments (unaudited) (continued)
March 31, 2019

	Principal	Fair
	Amount	Value
Texas — 7.1%(1)
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: Texas Health Resources Obligated Group)
Weekly VRDN and Put,
1.480%, 11/15/2047(4)	$1,655,000	$1,655,000
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: Texas Health Resources Obligated Group)
Weekly VRDN and Put,
1.510%, 11/15/2051(4)	200,000	200,000
The University of Texas System
Weekly VRDN and Put,
1.540%, 08/01/2033(4)	600,000	600,000
The University of Texas System
Weekly VRDN and Put,
1.480%, 07/01/2037(4)	6,550,000	6,550,000
The University of Texas System
Weekly VRDN and Put,
1.480%, 08/01/2034(4)	1,875,000	1,875,000
		10,880,000
Virginia — 5.1%(1)
Albermarle County Economic Development Authority
(Obligor: Sentara Healthcare Obligated Group)
Daily VRDN and Put,
1.320%, 10/01/2048(4)	500,000	500,000
Albermarle County Economic Development Authority
(Obligor: Sentara Healthcare Obligated Group)
Weekly VRDN and Put,
1.490%, 10/01/2048(4)	1,000,000	1,000,000
Fairfax County Industrial Development Authority
(Obligor: Inova Health System Obligated Group)
Weekly VRDN and Put,
1.500%, 05/15/2042(4)	1,355,000	1,355,000
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put,
1.490%, 02/15/2038(4)	565,000	565,000
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put,
1.490%, 02/15/2038(4)	500,000	500,000
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put,
1.490%, 02/15/2038(4)	150,000	150,000
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put,
1.490%, 02/15/2038(4)	2,550,000	2,550,000
Norfolk Economic Development Authority
(Obligor: Sentara Healthcare Obligated Group)
Weekly VRDN and Put,
1.470%, 11/01/2034(4)	1,200,000	1,200,000
		7,820,000
Washington — 0.2%(1)
Washington Health Care Facilities Authority
(Obligor: Providence St Joseph Health Obligated Group)
Weekly VRDN and Put,
1.660%, 10/01/2042(4)	100,000	100,000
Washington Health Care Facilities Authority
(Obligor: Providence St Joseph Health Obligated Group)
Weekly VRDN and Put,
1.520%, 10/01/2042(4)	200,000	200,000
		300,000
Washington, D.C. — 0.4%(1)
District of Columbia
(Obligor: Georgetown University)
Weekly VRDN and Put,
1.500%, 04/01/2041(4)	140,000	140,000
District of Columbia
(Obligor: Georgetown University)
Weekly VRDN and Put,
1.500%, 04/01/2041(4)	235,000	235,000
District of Columbia
(Obligor: Georgetown University)
Weekly VRDN and Put,
1.500%, 04/01/2042(4)	300,000	300,000
		675,000
Wisconsin — 0.1%(1)
Wisconsin Health & Educational Facilities Authority
(Obligor: Aspirus, Inc. Obligated Group)
Weekly VRDN and Put,
1.500%, 08/15/2021(4)	130,000	130,000
Total Short Term Investments
(Cost $54,797,000)		54,797,000

Total Investments — 91.2%(1)
(Cost $139,576,492)		140,042,997
Assets in Excess of Other Liabilities, Net — 8.8%(1)		13,567,865
Total Net Assets — 100.0%(1)		$153,610,862

(1)	Calculated as a percentage of net assets.
(2)

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities are determined to be liquid by the Adviser. As of March 31, 2019, the value of these investments were $70,815,309 or 46.1% of total net assets.

(3)	Capital appreciation bond - The rate shown is the rate in effect through March 31, 2019.
(4)

Variable rate demand notes are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The rate shown is the rate in effect as of March 31, 2019.

See accompanying Notes to Financial Statements.

10	Tortoise

2019 Semi-Annual Report | March 31, 2019

Statement of Assets & Liabilities (unaudited)
March 31, 2019

Assets:
Investments, at fair value (cost $139,576,492)	$140,042,997
Cash	10,352,968
Interest receivable	1,983,934
Receivable for capital shares sold	2,518,988
Receivable for Adviser expense reimbursement	281,920
Prepaid expenses and other assets	43,244
Total assets	155,224,051
Liabilities:
Payable to Adviser	387,386
Payable for fund administration & accounting fees	17,074
Payable for custody fees	1,594
Payable for transfer agent fees & expenses	11,338
Payable for professional fees	99,515
Payable for printing and mailing fees	55,207
Payable to directors	64,078
Distributions payable	970,191
Accrued expenses	6,806
Total liabilities	1,613,189
Net Assets	$153,610,862
Net Assets Applicable to Common Stockholders Consist of:
Capital Stock, $0.001 par value; 15,379,756 shares issued and outstanding (1,000,000,000 shares authorized)	$15,380
Additional paid-in capital	153,374,549
Total accumulated gain	220,933
Net Assets applicable to common stockholders	$153,610,862
Net Asset Value per common share outstanding (net assets applicable to common stockholders,
divided by common shares outstanding)	$9.99

See accompanying Notes to Financial Statements.

Tortoise	11

Statement of Operations (unaudited)
Period from October 1, 2018 to March 31, 2019

Investment Income:
Interest income	$3,268,093
Expenses:
Advisory fees (See Note 4)	685,428
Offering costs	247,876
Legal fees	184,796
Fund administration and accounting fees (See Note 4)	40,725
Shareholder communication fees	39,377
Transfer agent fees and expenses (See Note 4)	35,026
Audit and tax fees	33,054
Director fees	32,709
Registration fees	18,027
Custody fees (See Note 4)	3,527
Other	19,219
Total expenses before reimbursement	1,339,764
Less: expense reimbursement by Adviser	(517,251)
Net expenses	822,513
Net Investment Income	$2,445,580
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(15,884)
Net change in unrealized appreciation of investments	549,882
Net Realized and Unrealized Gain on Investments	533,998
Net Increase in Net Assets Resulting from Operations	$2,979,578

See accompanying Notes to Financial Statements.

12	Tortoise

2019 Semi-Annual Report | March 31, 2019

Statement of Changes in Net Assets

	Period from	Period from
	October 1, 2018	March 26, 2018(1)
	to March 31,	to September 30,
	2019	2018
	(unaudited)
Operations
Net investment income	$2,445,580	$554,465
Net realized loss on investments	(15,884)	(5)
Net change in unrealized appreciation (depreciation) of investments	549,882	(83,377)
Net increase in net assets resulting from operations	2,979,578	471,083
Capital Share Transactions
Proceeds from shares sold	90,799,094	70,531,057
Proceeds from reinvestment of distributions	1,240,903	398,913
Payments for shares redeemed	(9,580,038)	—
Increase in net assets resulting from capital share transactions	82,459,959	70,929,970
Distributions to Shareholders
From net investment income	(2,675,263)	(554,465)
Total Increase in Net Assets	82,764,274	70,846,588
Net Assets
Beginning of period	70,846,588	—
End of period	$153,610,862	$70,846,588
Transactions in Shares:
Shares sold	9,119,205	7,059,688
Shares issued to holders in reinvestment of dividends	124,634	39,971
Shares redeemed	(963,742)	—
Increase in Institutional Class shares outstanding	8,280,097	7,099,659

(1) Commencement of Operations

See accompanying Notes to Financial Statements.

Tortoise	13

Financial Highlights

	Period from	Period from
	October 1, 2018	March 26, 2018(1)
	to March 31,	to September 30,
	2019	2018
	(unaudited)
Per Common Share Data
Net asset value, beginning of period	$9.98	$10.00
Investment operations:
Net investment income	0.23	0.16
Net realized and unrealized gain (loss) on investments	0.02	(0.09)
Total from investment operations	0.25	0.07
Less distributions from:
Net investment income	(0.24)	(0.09)
Net asset value, end of period	$9.99	$9.98
Total Return(2)	2.52%	1.11%

Supplemental Data and Ratios
Net assets, end of period (in 000's)	$153,611	$70,847
Ratio of expenses to average net assets:
Before expense waiver/reimbursement(3)	2.44%	5.93%
After expense waiver/reimbursement(3)	1.50%	1.50%
Ratio of net investment income to average net assets:
Before expense waiver/reimbursement(3)	3.52%	(1.35)%
After expense waiver/reimbursement(3)	4.46%	3.07%
Portfolio turnover rate(2)	55%	160%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.

See accompanying Notes to Financial Statements.

14	Tortoise

2019 Semi-Annual Report | March 31, 2019

Notes to Financial Statements (unaudited)
March 31, 2019

1. Organization

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc. (the “Fund”) was organized as a Maryland corporation on December 8, 2017, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on March 26, 2018. The Fund continuously offers shares of Institutional Class I Common Stock (the “Common Shares” or “Class I Shares”).

The Fund seeks to generate attractive total return with an emphasis on tax-advantaged income. “Tax-Advantaged” income is income that by statute or structuring of a security is in part, or in whole, tax-reduced, tax-deferred or tax-free with respect to federal, state or municipal taxes.

The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at net asset value (“NAV”), reduced by any applicable repurchase fee. Subject to applicable law and approval of the Fund’s Board of Directors, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Common Shares at NAV, which is the minimum amount permitted. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their shares back to the Fund. The Fund’s shares are not listed on any securities exchange and there is no secondary trading market for its shares. If shareholders tender for repurchase more than 5% of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional 2% per Rule 23c-3(b)(5) of the 1940 Act.

During the period ended March 31, 2019, the Fund engaged in the following repurchase offers:

	Repurchase Offer Amount
Repurchase	(as a percentage of	Number of Shares	Percentage of Outstanding
Request Deadline	outstanding shares)	Repurchased	Shares Tendered
November 2, 2018	5.0%	44,433	0.47%
February 1, 2019	5.0%	889,273	7.00%

In addition to the quarterly repurchase offers, the Fund allowed the redemption of 30,036 shares by Shareholder’s descendants or estate.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Investment Valuation — The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical assets or liabilities.

Level 2 —	Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Corporate and Municipal Bonds — Corporate and municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

Tortoise	15

Notes to Financial Statements (unaudited) (continued)

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$85,245,997	$—	$85,245,997
Short-Term Investments	—	54,797,000	—	54,797,000
Total Investments	$—	$140,042,997	$—	$140,042,997

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2019, the Fund recognized no transfers between levels.

The Fund did not invest in any Level 3 investments during the period.

C. Security Transactions and Investment Income — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis, including amortization of premiums and accretion of discounts. Dividend and distribution income are recorded on the ex-dividend date.

D. Distributions to Stockholders — Distributions from the Fund’s net investment income are accrued daily and paid quarterly. Any net realized long term or short term capital gains on sales of the Fund’s securities are distributed to shareholders at least annually. For federal income tax purposes, the Fund is required to distribute substantially all of its net investment income (including tax-exempt income reduced by certain disallowed expenses) each year both to avoid federal income tax and excise tax. If the Fund’s ability to make distributions on its common stock is limited, such limitations could, under certain circumstances, impair its ability to maintain its qualification for taxation as a regulated investment Fund (“RIC”), which would have adverse consequences for its stockholders.

E. Federal Income Taxation — The Fund intends to be treated and to qualify each year as a RIC under the U.S. Internal Revenue Code of 1986, as amended (the “Code”). As a result, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes each taxable year to stockholders if it meets certain minimum distribution requirements. To qualify as a RIC, the Fund is required to distribute substantially all of its income, in addition to other asset diversification requirements. The Fund is subject to a 4 percent non-deductible U.S. federal excise tax on certain undistributed income unless the Fund makes sufficient distributions to satisfy the excise tax avoidance requirement.

F. Organization Expenses and Offering Costs — The Fund is responsible for paying all organization and offering expenses. Offering costs paid by the Fund are capitalized and amortized on a straight line basis over a twelve month period. Organization costs are expensed as incurred, and are reported in the accompanying Statement of Operations.

G. Indemnifications — Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Recent Accounting and Regulatory Update — In August 2018, the FASB issued ASU No. 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework which modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, early adoption is permitted. Management is currently evaluating this guidance to determine the impact on the financial statements.

16	Tortoise

2019 Semi-Annual Report | March 31, 2019

Notes to Financial Statements (unaudited) (continued)

3. Concentration of Risk

The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in Municipal-Related Securities. The Fund considers a security or obligation to be a Municipal-Related Security if it is issued (i) for projects in the social infrastructure sector (defined below) or (ii) by or on behalf of governmental entities or other qualifying issuers of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. The “social infrastructure sector” includes assets and services that accommodate essential social services related to education, healthcare, housing, human service providers and social services. Such assets and services may include, but not be limited to, primary, secondary and post-secondary education facilities; hospitals and other healthcare facilities; seniors, student, affordable, military and other housing facilities; industrial/infrastructure and utility projects; and nonprofit and civic facilities. The Fund may also invest up to 20% of its total assets in each of the following: (i) securities guaranteed by the U.S. government, its agencies, instrumentalities or sponsored entities, (ii) equity investments in other companies, including exchange-traded funds and (iii) non-Municipal-Related Securities.

4. Agreements and Affiliations

The Fund has an agreement with Tortoise Credit Strategies, LLC (the “Adviser”) to provide for investment advisory services to the Fund. Under the Investment Advisory Agreement between the Fund and the Adviser, the Adviser is entitled to receive, on a quarterly basis, annual compensation in an amount equal to 1.25% of the daily “Managed Assets” of the Fund. “Managed Assets” means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares).

Pursuant to an Expense Limitation and Reimbursement Agreement, through February 28, 2020, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund so that certain of the Fund’s expenses (“Specified Expenses”) will not exceed 0.25% of Managed Assets (annualized). The Fund has agreed to repay these amounts, when and if requested by the Adviser, but only if and to the extent that Specified Expenses are less than 0.25% of Managed Assets (annualized) (or, if a lower expense limit is then in effect, such lower limit) within the three-year period after the Adviser bears the expense; provided, however, that the Adviser may recapture a Specified Expense in the same year it is incurred. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including organizational and certain offering costs, with the exception of (i) the management fee, (ii) any distribution fee, (iii) brokerage costs, (iv) distribution/interest payments (including any distribution payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (v) taxes, and (vi) extraordinary expenses (as determined in the sole discretion of the Adviser). Reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
September 30, 2021	$798,184
September 30, 2022	$517,251

U.S. Bank Global Fund Services, LLC (“USBGFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended March 31, 2019 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

5. Investment Transactions

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended March 31, 2019, were as follows:

	Purchases	Sales
Corporate Bonds	$6,255,000	$11,545,006
Municipal Bonds	122,637,729	45,545,839

Tortoise	17

Notes to Financial Statements (unaudited) (continued)

6. Federal Tax Information

For the period ended September 30, 2018, the cost basis for investments and the components of accumulated gains for federal income tax purposes were as follows:

Cost of investments	$67,758,502
Gross unrealized appreciation	—
Gross unrealized depreciation	(83,377)
Net unrealized appreciation/(depreciation)	(83,377)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(5)
Total accumulated losses	$(83,382)

During the period ended March 31, 2019, the Fund paid $2,675,263 in distributions to shareholders.

For the period ended September 30, 2018, the Fund paid the following distributions to shareholders:

Ordinary Income	$293,160
Tax-Exempt Income(1)	$135,223

(1)	Designated as exempt per IRC Sec 852(b)(5)

For the period ended September 30, 2018, the Fund had a short-term capital loss carryforward of approximately $5, which may be carried forward for an unlimited period under the Regulated Investment Company Modernization Act of 2010. To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. Capital loss carryforwards will retain their character as either short-term or long-term capital losses. Thus, such losses must be used first to offset gains of the same character; for example, long-term loss carryforwards will first offset long-term gains, before they can be used to offset short-term gains.

7. Subsequent Events

On March 29, 2019, the Fund issued a repurchase offer with a repurchase request deadline of May 3, 2019. On May 3, 2019, 2,817,429.130 shares were repurchased at the net asset value per share of $9.99.

The Fund has performed an evaluation of subsequent events through the date the statement of assets and liabilities was issued and has determined that no additional items require recognition or disclosure.

18	Tortoise

2019 Semi-Annual Report | March 31, 2019

Additional Information (unaudited)

Availability of Fund Portfolio Information
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019), which is available on the SEC’s website at www.sec.gov. In addition, the Fund’s Form N-Q and Part of Form N-PORT are available without charge upon request by calling the Adviser at (866) 362-9331. The Fund’s Form N-Q is available through the Adviser’s website at www.tortoiseadvisors.com.

Availability of Proxy Voting Information
A description of the Fund’s Proxy Voting Policies and Procedures will be available upon request by calling the Adviser at (913) 981-1020 or toll-free at (866) 362-9331, on the Adviser’s website at www.tortoiseadvisors.com, and on the SEC’s website at www.sec.gov.

Statement of Additional Information
The Statement of Additional Information (“SAI”) includes additional information about the Fund’s directors and is available upon request without charge by calling the Adviser at (866) 362-9331 or by visiting the SEC’s website at www.sec.gov.

Privacy Notice
The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/ educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a brokerdealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Tortoise	19

Board of Directors

Gary Henson
Tortoise

Conrad S. Ciccotello
Independent

Allen R. Strain
Independent

John G. Woolway
Independent

Investment Adviser

Tortoise Credit Strategies, LLC
11550 Ash Street, Suite 300
Leawood, KS 66211

Independent Registered Public
Accounting Firm

Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN 55402

Transfer Agent, Fund Accountant
and Fund Administrator

U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

Legal Counsel

Simpson Thacher & Bartlett LLP
900 G. Street, N.W.
Washington, D.C. 20001

1-855-822-3863

This report should be accompanied or preceded by a prospectus.

11550 Ash Street, Suite 300
Leawood, KS 66211
www.tortoiseadvisors.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

As of the date of this filing, primary responsibility for the day-to-day management of the Registrant’s portfolio is the joint responsibility of the Social Infrastructure Investment Committee (“SIIC”) consisting of Jeremy Goff, David Sifford, Adam Peltzer, H. Kevin Birzer, Gary P. Henson and P. Bradley Adams. The committee oversees the construction and investment of the portfolio as well as evaluates the social infrastructure market environment for the purpose of making recommendations pertaining to portfolio strategies, themes and risk characteristics. Biographical and other information about each member that has joined the SIIC since the most recent annual report on Form N-CSR is set forth below. “Tortoise” refers to the family of companies under Tortoise Investments, LLC, including the Adviser and Tortoise Capital Advisors, L.L.C. (“TCA”), among others. Unless otherwise indicated, information is presented as of March 31, 2019.

Name and Age*	Position(s) Held with Company and Length of Time Served	Principal Occupation During Past Five Years
H. Kevin Birzer (Born 1959)	N/A	Chief Executive Officer of Tortoise Capital Advisors, L.L.C. (“TCA”), an affiliate of the Adviser; Managing Director of TCA and member of the Investment Committee of TCA since 2002; Director and Chairman of the Board of each of TCA’s closed-end funds since inception. CFA designation since 1988.
Gary P. Henson (Born 1966)	Director and Chairman of the Board since February 2018.	President, Tortoise Investments, LLC since 2016; President and Chief Investment Officer, Montage Investments, LLC (January 2010 – October 2016); President, Mariner Holdings, LLC (August 2007 – October 2016).

* The address of each member of the SIIC is 11550 Ash Street, Suite 300, Leawood, Kansas 66211.

The following table provides information about the other accounts managed on a day-to-day basis by each of the members of the SIIC that have joined since the most recent annual report on Form N-CSR:

Name of Manager	Number of Accounts	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
H. Kevin Birzer
Registered investment companies	-	$-	0	—
Other pooled investment vehicles	2	$78,938,174	0	—
Other accounts	-	$-	0	—
Gary P. Henson
Registered investment companies	-	$-	0	—
Other pooled investment vehicles	2	$78,938,174	0	—
Other accounts	-	$-	0	—

Material Conflicts of Interest

There will be occasions when the Adviser may encounter potential conflicts of interest in connection with the Registrant. If any matter arises that the Adviser determines in its good faith judgment constitutes an actual conflict of interest, the Adviser may take such actions as it determines may be necessary or appropriate, within the context of the advisory agreement between the Adviser and the Registrant, to ameliorate the conflict. There can be no assurance that the Adviser will identify or resolve all conflicts of interest in a manner that is favorable to the Registrant. The following discussion enumerates certain potential conflicts of interest, which should be carefully evaluated before making an investment in the Registrant.

Other Fees. The Adviser and its affiliates may be entitled to receive cash and non-cash commitment, break-up, monitoring, directors’, organizational, set-up, advisory, investment banking, underwriting, syndication and other similar fees in connection with the purchase, monitoring or disposition of investments or from unconsummated transactions, including warrants, options, derivatives and other rights in respect of securities owned by the Registrant. The Registrant’s common shareholders (“Common Shareholders”) will not receive any benefit from fees that are (i) paid to the Adviser or any of its affiliates from an issuer in which the Registrant or another Tortoise investment fund has an interest and (ii) applied in whole or in part to offset management fees payable by holders in such other Tortoise investment fund, and such fees will not offset any management fees payable by Common Shareholders.

Moreover, Tortoise and its personnel may receive certain intangible and/or other benefits and/or perquisites arising or resulting from their activities on behalf of the Registrant which will also not be subject to any offset against the management fee or otherwise shared with the Registrant, its Common Shareholders and/or the issuers.

Other Activities of Management. Tortoise personnel (including investment team members of the Adviser and members of the SIIC) will devote such time as shall be reasonably necessary to conduct the business affairs of the Registrant in an appropriate manner. Tortoise personnel will work on the business and operation of Tortoise and other projects, including Tortoise’s other investment funds, managed accounts and other vehicles, and, therefore, conflicts exist in the allocation of resources in connection with such other activities, including due to Tortoise’s internal policies such as policies with regards to information barriers and compliance with applicable law and regulation. The Registrant will have no interest in other investments, funds, vehicles, accounts or other matters and it is possible that the investments held by such funds, vehicles and accounts may be in competition with those of the Registrant. In this regard, for example, portfolio managers and members of the SIIC of the Adviser devote a substantial amount of their business time to the affairs of Tortoise’s other funds and operations.

Allocation of Investment Opportunities with Other Vehicles; Conflicting Fiduciary Duties to Other Collective Investment Vehicles. As a general matter, there can be no assurances that all investment opportunities identified by the Adviser will be made available to the Registrant. The Adviser is able to make certain private investments outside the Registrant. Consistent with the foregoing, the Adviser expects, from time to time, to be presented with investment opportunities that fall within the investment objective of the Registrant and other Adviser-sponsored investment funds, vehicles and accounts, joint ventures and similar partnerships or arrangements including, without limitation, co-invest funds, any successor fund to the Registrant and registered investment companies, in each case, whether now existing or established in the future (collectively, “Other Tortoise Accounts”), and in such circumstances, the Adviser will allocate such opportunities (including any related co-investment opportunities) to the Registrant and Other Tortoise Accounts (including, without limitation, an allocation of 100% of such an opportunity to such Other Tortoise Accounts) on a basis that the Adviser determines in its sole discretion to be fair and reasonable in accordance with the Adviser’s allocation policy and procedures. In this regard, the Adviser currently serves as investment adviser for Other Tortoise Accounts with investment objectives that overlap with the Registrant’s investment objective, and the Adviser may establish additional Other Tortoise Accounts with investment objectives, mandates and policies that are substantially similar to those of the Registrant. The Adviser may allocate investment opportunities to such Other Tortoise Accounts, and such Other Tortoise Accounts may compete with the Registrant for specific transactions.

The Adviser may give advice and recommend securities to, or buy or sell securities for, the Registrant, which advice or securities may differ from advice given to, or securities recommended or bought or sold for, Other Tortoise Accounts, even though their investment objectives may be the same as, or similar to, the Registrant’s objectives.

From time to time, the Adviser may seed proprietary accounts for the purpose of evaluating a new investment strategy that eventually may be available to Common Shareholders through one or more product structures. Such accounts may also serve the purpose of establishing a performance record for the strategy. The Adviser’s management of accounts with proprietary interests and nonproprietary client accounts may create an incentive to favor the proprietary accounts in the allocation of investment opportunities, and the timing and aggregation of investments. The Adviser has adopted various policies to mitigate these conflicts, including policies that require the Adviser to avoid favoring any account. The Adviser’s policies also require transactions in proprietary accounts to be placed after client transactions.

Co-Investment Opportunities. As a registered investment company under the 1940 Act, the Registrant is subject to certain limitations relating to co-investments and joint transactions with affiliates, which likely will in certain circumstances limit the Registrant’s ability to make investments or enter into other transactions alongside the Other Tortoise Accounts. There can be no assurance that such regulatory restrictions will not adversely affect the Registrant’s ability to capitalize on attractive investment opportunities. However, subject to the 1940 Act, the Registrant may co-invest with Other Clients (including co-investment or other vehicles in which the Adviser or its personnel invest and that co-invest with such Other Clients) in investments that are suitable for the Registrant and one or more of such Other Clients. Even if the Registrant and any such Other Clients and/or co-investment or other vehicles invest in the same securities, conflicts of interest may still arise. In addition, the Adviser has obtained an exemptive order from the SEC that permits the Registrant to co-invest with Other Tortoise Accounts subject to complying with the conditions of such exemptive order.

Investments in Which Another Tortoise Fund Has a Different Principal Investment. Subject to the limitation of the 1940 Act, the Registrant may make investments in issuers in which Tortoise-affiliated investment funds, vehicles or separately managed accounts have or are concurrently making a different principal investment at the time of the Registrant’s investment, and investment funds that have been or may be formed by Tortoise may invest in issuers in which the Registrant has made an investment. In such situations, the Registrant and such other Tortoise-affiliated investment funds may have conflicting interests (e.g., over the terms of their respective investments). If the issuer in which the Registrant holds a debt investment and in which a Tortoise affiliate has a different principal investment becomes distressed or defaults on its obligations under such investment, the Registrant will be limited in what actions it can take. In that regard, actions may be taken for the other Tortoise entities that are adverse to the Registrant. In addition, conflicts may arise in determining the amount of an investment, if any, to be allocated among the potential Common Shareholders and the respective terms thereof. There can be no assurance that the return on the Registrant’s investments will be equivalent to or better than the returns obtained by the other affiliates participating in the transaction. It is possible that in a bankruptcy, insolvency or similar proceeding the Registrant’s interest may be subordinated or otherwise adversely affected by virtue of the involvement and actions of an affiliate of Tortoise relating to its investment.

Personnel. The Adviser and its affiliates from time to time hire short-term or long-term personnel (or interns) who may be relatives of or are otherwise associated with an investor, issuer or a service provider. Although reasonable efforts are made to mitigate any potential conflicts of interest with respect to each particular situation, there is no guarantee that the Adviser can control for all such potential conflicts of interest, and there may continue to be an ongoing appearance of a conflict of interest.

Tortoise Policies and Procedures. Policies and procedures implemented by Tortoise from time to time (including as may be implemented in the future) to mitigate potential conflicts of interest and address certain regulatory requirements and contractual restrictions may reduce the synergies across Tortoise’s areas of operation or expertise that the Registrant expects to draw on for purposes of pursuing attractive investment opportunities. As a consequence, information, which could be of benefit to the Registrant, might become restricted to certain businesses units within Tortoise and otherwise be unavailable to the Registrant. Tortoise may implement certain policies and procedures that may reduce the positive synergies that Tortoise seeks to cultivate across its businesses. Additionally, the terms of confidentiality or other agreements with or related to companies in which Tortoise has made or has considered making an investment or which is otherwise an advisory client of Tortoise may restrict or otherwise limit the ability of the Registrant and/or its issuers and their affiliates to make investments in or otherwise engage in businesses or activities competitive with such Issuers. Tortoise may enter into one or more strategic relationships in certain regions or with respect to certain types of investments that, although may be intended to provide greater opportunities for the Registrant, may require the Registrant to share such opportunities or otherwise limit the amount of an opportunity the Registrant can otherwise take.

Additional Potential Conflicts. The officers, directors, members, managers and employees of the Adviser may trade in securities for their own accounts, subject to restrictions and reporting requirements as may be required by law or otherwise determined from time to time by the Adviser. For the avoidance of doubt, the Registrant may sell investments to any third party, including Common Shareholders in the Registrant and other Common Shareholders in investment vehicles managed or sponsored by Tortoise.

Service Providers. Certain service providers, or their affiliates (including accountants, administrators, lenders, bankers, brokers, attorneys, consultants, investment or commercial banking firms and certain other advisors and agents) to the Registrant, Tortoise or their issuers provide goods or services to or have business, personal, political, financial or other relationships with Tortoise. Such service providers may be Common Shareholders in the Registrant, affiliates of the Adviser, sources of investment opportunities or co-Common Shareholders or counterparties therewith. These relationships may influence the Adviser in deciding whether to select or recommend such a service provider to perform services for the Registrant or an issuer (the cost of which will generally be borne directly or indirectly by the Registrant or such issuer, as applicable).

Notwithstanding the foregoing, investment transactions for the Registrant that require the use of a service provider will generally be allocated to service providers on the basis of the Adviser’s judgment as to best execution, the evaluation of which includes, among other considerations, such service provider’s provision of certain investment-related services that the Adviser believes to be of benefit to the Registrant. In certain circumstances, advisors and service providers, or their affiliates, may charge different rates or have different arrangements for services provided to Tortoise, the Adviser or their affiliates as compared to services provided to the Registrant and its issuers, which may result in more favorable rates or arrangements than those payable by the Registrant or such issuers.

Compensation

Neither of Messrs. Birzer or Henson receives any direct compensation from the Registrant or any other of the managed accounts reflected in the table above. Tortoise’s compensation strategy is to offer competitive earnings for like positions in the investment adviser industry. Each of Messrs. Birzer and Henson receives a base salary for the services he provides and is also eligible for an annual cash bonus. The annual cash bonus is discretionary and based on the services they provide to the organization (individual performance) and the financial performance (pre-tax earnings) of Tortoise, which is based in part on the value of assets held in the Registrant’s portfolio. Additional benefits received by Messrs. Birzer and Henson are normal and customary employee benefits generally available to all full-time employees. Each of Messrs. Birzer and Henson owns an equity interest in Tortoise Investments, LLC which wholly owns the Adviser, and each thus benefits from increases in the net income of the Adviser.

Securities Owned in the Registrant by Portfolio Managers

The following table provides information about the dollar range of equity securities in the Registrant beneficially owned by each of the members of the SIIC that have joined since the most recent annual report on Form N-CSR:

Aggregate Dollar Range of
Portfolio Manager	Holdings in the Registrant
H. Kevin Birzer	$50,001-$100,000
Gary P. Henson	$100,001-$500,000

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1	0	0	0	0
10/1/18-10/31/18
Month #2	0	0	0	0
11/1/18-11/30/18
Month #3	0	0	0	0
12/1/18-12/31/18
Month #4	0	0	0	0
1/1/19-1/31/19
Month #5	0	0	0	0
2/1/19-2/28/19
Month #6	0	0	0	0
3/1/19-3/31/19
Total	0	0	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer, Principal Financial Officer and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

None.

Item 13. Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. None.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.

By (Signature and Title)	/s/ P. Bradley Adams
P. Bradley Adams, Chief Executive Officer, Principal Financial Officer
and Treasurer

Date:      June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Bradley Adams
P. Bradley Adams, Chief Executive Officer, Principal Financial Officer
and Treasurer

Date:      June 7, 2019